UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Small Cap Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2019

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-FUND-LSV (1-888-386-3578). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all LSV Funds if you invest directly with the Fund.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Small Cap Value Fund Institutional Class Shares and the Russell 2000 Value Index (the benchmark) for trailing periods ending April 30, 2019, were as follows:

	6-months Trailing	1 Year	3 Years	5 Years	Since Inception

LSV Small Cap Value Fund, Institutional Class Shares*	4.92%	-0.08%	8.74%	6.43%	10.53%

Benchmark:
Russell 2000 Value Index	3.77%	2.19%	11.46%	6.94%	9.40%

Broad Market:
Russell 2000 Index	6.07%	4.61%	13.60%	8.63%	10.97%

*Periods longer than 1-year are annualized; inception date 2/28/13; net of fees.

Institutional Class Shares performance as of 3/31/19: -5.27% (1 year), 5.25% (5 year) and 9.81% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

The U.S equity market as represented by the S&P 500 finished up 9.76% for the six months ending April 30, 2019. Small cap stocks underperformed large caps over the period—the Russell 2000 was up 6.07%. Value stocks broadly underperformed across all market capitalization segments based on the Russell Indices—the Russell 2000 Value Index was up 3.77% while the Russell 2000 Growth Index was up 8.29%. The LSV Small Cap Value Equity Fund up 4.92%. Despite the pullback in late 2018, U.S. equities have generally been strong over the last six months thanks to lower interest rate guidance from the Fed, prospects of a U.S.-China trade resolution and better-than-expected corporate earnings and economic data. From a sector perspective Technology, Utilities and Real Estate stocks outperformed while Energy, Health Care and Consumer Staples lagged.

Despite the broad underperformance of value stocks over the period, the Fund as able to outperform the benchmark. Performance attribution indicates that both stock and sector selection contributed positively to portfolio relative returns over the period. From a stock selection perspective, gains were concentrated in the Health Care and Financials sectors as holdings within the Pharmaceuticals and Regional Banking industries outperformed. From a sector perspective, the bulk of relative gains came from our underweights to the Health Care and Consumer Staples sectors as well as our overweight to Industrials stocks. Top individual contributors included overweights to Oshkosh Corp., Sinclair Broadcast, Lantheus Holdings, The Container Store, Tech Data and Dana. Not owning Endo International and Oasis Petroleum also added value. Main individual detractors included not holding Cree Inc. and Viasat as well as overweights to Uniti Group, Nautilus, NCI Building Systems, PBF Energy, Carrizo Oil & Gas and Express.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 9.9x forward earnings compared to 15.5x for the Russell 2000 Value Index, 1.3x book compared to 1.5x for the value benchmark and 6.1x cash flow compared to 9.5x for the value benchmark. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Consumer Discretionary and Industrials sectors while underweight Utilities and Real Estate stocks.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with higher forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2019	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments LSV Small Cap Value Fund

	Shares	Value (000)

Common Stock (97.2%)
Aerospace & Defense (1.1%)
Moog, Cl A	27,200	$2,547
Vectrus*	43,300	1,756

		4,303

Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings*	43,500	2,101
Park-Ohio Holdings	16,500	604

		2,705

Aircraft (1.1%)
Hawaiian Holdings	87,300	2,463
SkyWest	31,800	1,958

		4,421

Apparel Retail (1.5%)
American Eagle Outfitters	60,700	1,443
Children’s Place	7,600	857
Express*	157,300	579
Genesco*	29,700	1,331
Shoe Carnival	50,300	1,794

		6,004

Asset Management & Custody Banks (3.1%)
BlackRock Capital Investment	180,000	1,120
BrightSphere Investment Group	124,900	1,831
Federated Investors, Cl B	89,875	2,762
Legg Mason	26,705	893
New Mountain Finance	112,800	1,586
Oaktree Specialty Lending	241,300	1,274
PennantPark Investment	195,900	1,399
Prospect Capital	238,600	1,610

		12,475

Automotive (2.9%)
American Axle & Manufacturing Holdings*	136,500	2,013
Cooper Tire & Rubber	22,700	678

LSV Small Cap Value Fund

	Shares	Value (000)
Automotive (continued)
Cooper-Standard Holdings*	18,000	$912
Dana	127,400	2,484
LCI Industries	15,700	1,379
Modine Manufacturing*	101,800	1,506
Stoneridge*	48,600	1,528
Tower International	51,800	1,209

		11,709

Automotive Retail (1.3%)
Group 1 Automotive	28,100	2,201
Penske Automotive Group	46,000	2,112
Sonic Automotive, Cl A	43,954	889

		5,202

Banks (18.8%)
Associated Banc-Corp	214,500	4,867
BankUnited	128,700	4,708
Berkshire Hills Bancorp	79,739	2,391
Camden National	56,700	2,494
Cathay General Bancorp	67,551	2,485
Central Pacific Financial	50,876	1,527
Dime Community Bancshares	83,200	1,677
Federal Agricultural Mortgage, Cl C	18,700	1,430
FGL Holdings	148,900	1,270
Financial Institutions	47,033	1,293
First Busey	17,700	457
First Commonwealth Financial	177,600	2,417
First Defiance Financial	43,000	1,269
First Horizon National	295,800	4,464
Flagstar Bancorp	40,000	1,430
Flushing Financial	24,600	556
FNB	243,500	2,954
Fulton Financial	183,905	3,172
Great Southern Bancorp	24,200	1,402
Hancock Whitney	107,700	4,711
Hanmi Financial	81,600	1,936
Hope Bancorp	249,538	3,509
Horizon Bancorp	42,975	699
IBERIABANK	55,900	4,444
Lakeland Bancorp	78,500	1,300
OFG Bancorp	127,800	2,579
Old National Bancorp	76,665	1,309
Peoples Bancorp	48,605	1,588
Popular	44,100	2,545
Republic Bancorp, Cl A	5,330	252
S&T Bancorp	8,200	329
TCF Financial	146,800	3,249
United Financial Bancorp	6,500	86
Walker & Dunlop	40,800	2,242
Washington Federal	92,100	3,052

		76,093

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Broadcasting, Newspapers & Advertising (2.1%)
AMC Networks, Cl A*	46,100	$2,693
Entercom Communications, Cl A	354,200	2,437
Sinclair Broadcast Group, Cl A	75,000	3,434

		8,564

Building & Construction (2.7%)
Apogee Enterprises	44,100	1,777
Beazer Homes USA*	85,000	1,130
Builders FirstSource*	94,800	1,306
KB Home	48,500	1,257
MDC Holdings	55,404	1,693
Meritage Homes*	30,100	1,540
NCI Building Systems*	123,300	705
TRI Pointe Group*	124,400	1,623

		11,031

Business Services (0.5%)
Avis Budget Group*	53,700	1,909

Chemicals (1.3%)
Chemours	36,725	1,322
Kraton*	47,800	1,569
Rayonier Advanced Materials	163,800	2,431

		5,322

Coal & Consumable Fuels (0.5%)
Arch Coal	19,300	1,872

Commercial Printing (0.9%)
Deluxe	31,900	1,426
Ennis	58,370	1,178
LSC Communications	1,111	8
Quad	72,400	884
RR Donnelley & Sons	20,300	94

		3,590

Commercial Services (0.9%)
CSG Systems International	29,800	1,331
Sykes Enterprises*	84,300	2,339

		3,670

Commodity Chemicals (1.3%)
Cabot	44,177	2,005
Kronos Worldwide	12,400	168
Orion Engineered Carbons	39,900	809
Trinseo	48,700	2,189

		5,171

Computers & Services (0.1%)
DHI Group*	103,759	316

LSV Small Cap Value Fund

	Shares	Value (000)

Consumer Products (0.1%)
Nautilus*	102,461	$548

Diversified REIT’s (0.9%)
Global Net Lease	103,100	1,966
Lexington Realty Trust	175,400	1,591

		3,557

Electrical Components & Equipment (1.0%)
Atkore International Group*	14,800	367
Regal Beloit	43,000	3,658

		4,025

Electrical Services (1.2%)
NorthWestern	18,700	1,306
Portland General Electric	67,200	3,515

		4,821

Financial Services (1.2%)
Arbor Realty Trust	99,300	1,356
Navient	105,800	1,429
Nelnet, Cl A	19,700	1,144
Regional Management*	32,800	813

		4,742

Food Distributors (0.2%)
SpartanNash	57,800	935

Food, Beverage & Tobacco (0.6%)
Universal	47,400	2,553

Footwear (0.3%)
Deckers Outdoor*	8,200	1,297

Forest Products (0.4%)
Boise Cascade	58,200	1,612

Gas/Natural Gas (1.3%)
National Fuel Gas	88,700	5,252

General Merchandise Stores (0.3%)
Big Lots	31,900	1,185

Health Care Distributors (0.7%)
Patterson	119,700	2,614

Health Care Facilities (0.0%)
Select Medical Holdings*	4,500	65

Health Care REIT’s (0.9%)
Industrial Logistics Properties Trust	71,625	1,422
Sabra Health Care	121,400	2,374

		3,796

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Health Care Supplies (0.5%)
Lantheus Holdings*	75,100	$1,814

Homefurnishing Retail (1.0%)
Aaron’s	34,600	1,927
Bed Bath & Beyond	60,000	1,002
Haverty Furniture	37,700	898

		3,827

Hotel & Resort REIT’s (1.9%)
Braemar Hotels & Resorts	152,858	2,125
DiamondRock Hospitality	168,200	1,827
RLJ Lodging Trust	74,600	1,373
Xenia Hotels & Resorts	108,500	2,349

		7,674

Household Products, Furniture & Fixtures (0.3%)
Ethan Allen Interiors	58,600	1,295

Human Resource & Employment Services (0.9%)
Kelly Services, Cl A	64,600	1,438
Kforce	61,800	2,226

		3,664

Information Technology (0.9%)
AVX	74,300	1,212
Belden	42,200	2,344

		3,556

Insurance (3.8%)
American Equity Investment Life Holding	101,100	2,973
American National Insurance	19,600	2,220
Axis Capital Holdings	25,700	1,461
CNO Financial Group	212,800	3,522
HCI Group	23,900	1,019
Heritage Insurance Holdings	111,200	1,517
MGIC Investment*	141,400	2,070
Universal Insurance Holdings	24,600	733

		15,515

Internet Retail (0.2%)
PetMed Express	34,672	758

Leasing & Renting (1.1%)
Aircastle	74,900	1,492
Triton International	92,400	3,045

		4,537

Leisure Facilities (0.2%)
RCI Hospitality Holdings	39,159	892

Machinery (4.5%)
Briggs & Stratton	46,300	565

LSV Small Cap Value Fund

	Shares	Value (000)

Machinery (continued)
Global Brass & Copper Holdings	45,600	$1,979
Greenbrier	24,600	874
Hurco	18,800	739
Hyster-Yale Materials Handling	18,100	1,206
Kennametal	36,000	1,465
Meritor*	74,800	1,815
Oshkosh	35,300	2,915
Terex	98,600	3,286
Timken	55,000	2,637
Wabash National	54,100	816

		18,297

Marine (0.6%)
Matson	64,600	2,559

Media & Entertainment (0.7%)
TEGNA	179,800	2,862

Metal & Glass Containers (0.7%)
Owens-Illinois	149,300	2,950

Mortgage REIT’s (3.3%)
AG Mortgage Investment Trust	63,800	1,092
Apollo Commercial Real Estate Finance	54,000	1,012
Dynex Capital	204,988	1,250
Granite Point Mortgage Trust	16,110	310
Ladder Capital, Cl A	81,613	1,420
MFA Financial	182,900	1,374
New York Mortgage Trust	260,600	1,642
PennyMac Mortgage Investment Trust	59,100	1,241
Redwood Trust	80,700	1,320
Two Harbors Investment	94,100	1,304
Western Asset Mortgage Capital	118,800	1,250

		13,215

Office Equipment (2.0%)
ACCO Brands	126,500	1,156
Herman Miller	67,400	2,616
Knoll	32,000	699
Pitney Bowes	190,200	1,352
Steelcase, Cl A	118,600	2,051

		7,874

Office REIT’s (1.3%)
City Office REIT	90,600	1,051
Franklin Street Properties	150,600	1,184
Kite Realty Group Trust	152,100	2,401

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Office REIT’s (continued)

Office Properties Income Trust	21,008	$570

		5,206

Oil & Gas Equipment & Services (0.2%)

McDermott International*	105,999	858

Paper & Paper Products (1.1%)

Clearwater Paper*	39,844	804
Domtar	47,200	2,308
Mercer International	4,629	65
Resolute Forest Products	156,620	1,239

		4,416

Petroleum & Fuel Products (3.7%)

Carrizo Oil & Gas*	125,800	1,613
Delek US Holdings	56,900	2,109
Denbury Resources*	480,000	1,070
Gulfport Energy*	257,300	1,685
Laredo Petroleum*	245,500	741
Midstates Petroleum*	10,310	132
PBF Energy, Cl A	74,300	2,495
Renewable Energy Group*	55,700	1,344
Southwestern Energy*	439,000	1,734
SRC Energy*	296,100	1,821
VAALCO Energy*	50,400	116

		14,860

Pharmaceuticals (0.8%)

Corcept Therapeutics*	19,600	243
Innoviva*	100,200	1,406
Lannett*	55,200	424
Mallinckrodt*	74,300	1,149

		3,222

Printing & Publishing (0.0%)

CSS Industries	9,100	64

Real Estate Investment Trusts (REITs) (0.2%)

Summit Hotel Properties	79,900	928

Reinsurance (0.0%)

Maiden Holdings	26,804	18

Residential REIT’s (0.4%)

Preferred Apartment Communities, Cl A	104,200	1,630

Retail (2.2%)

Brinker International	20,700	885
Dick’s Sporting Goods	79,200	2,930
Dillard’s, Cl A	17,462	1,195
Ingles Markets, Cl A	16,700	459
Office Depot	571,300	1,371
Sally Beauty Holdings*	82,300	1,457

LSV Small Cap Value Fund

	Shares	Value (000)

Retail (continued)

Signet Jewelers	28,200	$654

		8,951

Retail REIT’s (0.6%)

Retail Value	263	9
SITE Centers	98,050	1,298
Washington Prime Group	225,600	1,004

		2,311

Rubber & Plastic (0.3%)

Tupperware Brands	44,400	1,057

Semi-Conductors/Instruments (6.8%)

Amkor Technology*	239,200	2,167
Axcelis Technologies*	57,700	1,229
Benchmark Electronics	66,900	1,808
Cirrus Logic*	35,428	1,686
Cohu	62,328	924
Diodes*	58,481	2,130
Fabrinet*	25,600	1,549
Ichor Holdings*	38,700	975
Jabil	120,100	3,628
KEMET	91,400	1,633
Kulicke & Soffa Industries	67,700	1,575
Methode Electronics	76,700	2,263
Sanmina*	40,500	1,374
TTM Technologies*	95,700	1,267
Vishay Intertechnology	70,500	1,397
Vishay Precision Group*	35,200	1,333
ZAGG*	86,900	716

		27,654

Specialized REIT’s (3.4%)

ARMOUR Residential REIT	54,000	1,030
Ashford Hospitality Trust	234,933	1,294
Chatham Lodging Trust	53,000	1,044
CoreCivic	71,700	1,492
CorEnergy Infrastructure Trust	42,600	1,610
Hersha Hospitality Trust, Cl A	75,400	1,400
Hospitality Properties Trust	65,100	1,693
Jernigan Capital	58,850	1,240
Outfront Media	67,100	1,599
Uniti Group	130,800	1,438

		13,840

Steel & Steel Works (0.8%)

Cleveland-Cliffs	125,775	1,256
Schnitzer Steel Industries, Cl A	47,500	1,127
United States Steel	64,300	1,003

		3,386

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Technology Distributors (1.6%)

ScanSource*	32,300	$1,216
SYNNEX	18,500	1,996
Tech Data*	29,900	3,188

		6,400

Telephones & Telecommunications (0.4%)

Ciena*	46,900	1,797

Thrifts & Mortgage Finance (0.6%)

Radian Group	98,200	2,300

Trucking (0.4%)

Ryder System	26,000	1,638

TOTAL COMMON STOCK (Cost 390,681)		393,184

	Number of Rights

Rights (0.0%)

Schulman Inc(1)*	1,395	1

TOTAL RIGHTS (Cost $–)		1

	Face Amount (000)

Repurchase Agreement (5.0%)

Morgan Stanley 2.500%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $20,452 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $17,929, 0.000% - 3.000%, 10/31/19 - 11/15/44; total market value $20,860)	$20,451	20,451

TOTAL REPURCHASE AGREEMENT (Cost $20,451)		20,451

Total Investments – 102.2% (Cost $411,132)		$413,636

Percentages are based on Net Assets of $404,697(000).

(1)	Expiration date not available.
*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$393,184	$—	$—	$393,184
Rights	—	1	—	1
Repurchase Agreement	—	20,451	—	20,451

Total Investments in Securities	$393,184	$20,452	$—	$413,636

For the six months ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2019	(Unaudited)

LSV Small Cap Value Fund
Assets:
Investments at Value (Cost $411,132)	$413,636
Receivable for Investment Securities Sold	1,681
Receivable for Capital Shares Sold	232
Dividends and Interest Receivable	191
Prepaid Expenses	24
Total Assets	415,764
Liabilities:
Payable for Investment Securities Purchased	10,347
Payable for Capital Shares Redeemed	447
Payable due to Investment Adviser	222
Payable due to Administrator	16
Payable due to Distributor	5
Payable due to Trustees	2
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	28
Total Liabilities	11,067
Net Assets	$404,697

Net Assets Consist of:
Paid-in Capital	$397,912
Total distributable gain	6,785
Net Assets	$404,697

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($378,566 ÷ 26,907,719 shares)(1)	$14.07

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($26,131 ÷ 1,862,956 shares)(1)	$14.03

(1)	Shares have not been rounded.

Amounts designated as “—“ have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2019	(Unaudited)

LSV Small Cap Value Fund
Investment Income:
Dividend Income	$5,467
Interest Income	55
Foreign Taxes Withheld	(9)
Total Investment Income	5,513
Expenses:
Investment Advisory Fees	1,296
Administration Fees	94
Distribution Fees - Investor Class	29
Trustees’ Fees	3
Chief Compliance Officer Fees	1
Transfer Agent Fees	34
Registration and Filing Fees	22
Custodian Fees	19
Professional Fees	14
Printing Fees	8
Insurance and Other Fees	11
Total Expenses	1,531
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	1,531
Net Investment Income	3,982
Net Realized Gain on Investments	319
Net Change in Unrealized Appreciation (Depreciation) on Investments	9,958
Net Realized and Unrealized Gain on Investments	10,277
Net Increase in Net Assets Resulting from Operations	$14,259

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six month period April 30, 2019 (Unaudited) and for the year ended October 31, 2018

	LSV Small Cap Value Fund
	11/1/2018 to 04/30/2019	11/1/2017 to 10/31/2018
Operations:
Net Investment Income	$3,982	$5,353
Net Realized Gain on Investments	319	17,707
Net Change in Unrealized Appreciation (Depreciation) on Investments	9,958	(49,135)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,259	(26,075)
Distributions
Institutional Class Shares	(20,341)	(15,545)
Investor Class Shares	(1,211)	(1,083)
Total Distributions	(21,552)	(16,628)
Capital Share Transactions:
Institutional Class Shares:
Issued	88,100	112,572
Reinvestment of Dividends and Distributions	20,039	15,381
Redeemed	(88,881)	(53,758)
Net Increase from Institutional Class Shares Transactions	19,258	74,195
Investor Class Shares:
Issued	14,518	65,328
Reinvestment of Dividends and Distributions	1,211	1,083
Redeemed	(15,357)	(55,300)
Net Increase from Investor Class Shares Transactions	372	11,111
Net Increase in Net Assets Derived from Capital Share Transactions	19,630	85,306
Total Increase in Net Assets	12,337	42,603
Net Assets:
Beginning of Period	392,360	349,757
End of Year/Period	$404,697	$392,360

Shares Transactions:
Institutional Class:
Issued	6,444	7,177
Reinvestment of Dividends and Distributions	1,673	975
Redeemed	(6,723)	(3,420)
Total Institutional Class Share Transactions	1,394	4,732
Investor Class:
Issued	1,077	4,179
Reinvestment of Dividends and Distributions	102	68
Redeemed	(1,136)	(3,577)
Total Investor Class Share Transactions	43	670
Net Increase in Shares Outstanding	1,437	5,402

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period For the six months ended April 30, 2019 (Unaudited) and for the years or period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Small Cap Value Fund
Institutional Class Shares
2019*	$15.95	$0.15	$(1.19)	$(1.04)	$(0.16)	$(0.68)	$(0.84)	$14.07	4.92%	$ 378,566	0.81%	0.81%	2.17%	21%
2018	15.95	0.22	(1.07)	(0.85)	(0.18)	(0.56)	(0.74)	14.36	(5.69)	366,379	0.81	0.81	1.39	31
2017	13.30	0.17	2.84	3.01	(0.18)	(0.18)	(0.36)	15.95	22.71	331,510	0.83	0.83	1.09	23
2016	12.90	0.22	0.62	0.84	(0.21)	(0.23)	(0.44)	13.30	6.81	184,260	0.85	0.88	1.74	23
2015	13.49	0.22	(0.16)	0.06	(0.12)	(0.53)	(0.65)	12.90	0.38	108,332	0.85	0.93	1.71	15
2014	12.30	0.17	1.69	1.86	(0.18)	(0.49)	(0.67)	13.49	15.77	58,782	0.85	1.09	1.35	27
Investor Class Shares
2019*	$15.87	$0.13	$(1.18)	$(1.05)	$(0.11)	$(0.68)	$(0.79)	$14.03	4.78%	$ 26,131	1.06%	1.06%	1.86%	21%
2018	15.87	0.17	(1.05)	(0.88)	(0.15)	(0.56)	(0.71)	14.28	(5.89)	25,981	1.06	1.06	1.08	31
2017	13.26	0.12	2.84	2.96	(0.17)	(0.18)	(0.35)	15.87	22.38	18,247	1.08	1.08	0.78	23
2016	12.87	0.19	0.61	0.80	(0.18)	(0.23)	(0.41)	13.26	6.49	6,207	1.10	1.13	1.48	23
2015	13.48	0.20	(0.17)	0.03	(0.11)	(0.53)	(0.64)	12.87	0.14	173	1.10	1.18	1.49	15
2014**	13.42	0.06	—	0.06	—	—	—	13.48	0.45	161	1.10	1.39	1.17	27

*	For the six-month period ended April 30, 2019. All ratios for the period have been annualized.
**	Commenced operations on June 10, 2014. All ratios for the period have been annualized
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2019	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 53 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2019, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Notes to Financial Statements

April 30, 2019	(Unaudited)

For the period ended April 30, 2019, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements —In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2019, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Morgan Stanley	$20,451	$20,451	$–	$–

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Notes to Financial Statements

April 30, 2019	(Unaudited)

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2019, the Fund paid $94,478 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the period ended April 30, 2019, the Fund incurred $28,770 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2019 the Fund earned $120 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.85% and 1.10% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2020.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2019, were as follows (000):

Purchases
Other	$76,788
Sales
Other	$77,023

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended October 31, 2018 and 2017 was as follows (000):

Notes to Financial Statements

April 30, 2019	(Unaudited)

	Ordinary Income	Long-Term Capital Gain	Total

2018	$8,851	$7,777	$16,628
2017	4,793	923	5,716

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$8,394
Undistributed Long-Term Capital Gain	13,154
Unrealized Depreciation	(7,470)

Total Distributable Earnings	$14,078

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards at October 31, 2018.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2019, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 411,132	$41,862	$(39,358)	$2,504

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization Risk — Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely.

9.	Other:

At April 30, 2019, 68% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2019, 92% of total shares outstanding for the Investor Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were mostly comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.	Regulatory Matters

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11.	New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for

Notes to Financial Statements

April 30, 2019	(Unaudited)

financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12.	Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period*
LSV Small Cap Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,049.30	0.81%	$4.12
Investor Class Shares	1,000.00	1,047.80	1.06	5.38

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.80	0.81%	$4.06
Investor Class Shares	1,000.00	1,019.50	1.06	5.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 26, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations,

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-006-0700

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 9, 2019